DEPRECIATION AND AMORTIZATION - Summary of Depreciation and Amortization (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Depreciation and amortisation expense [abstract]
Depreciation of ROU assets	$ 85	$ 27	$ 218	$ 60
Depreciation of PPE	43	4	104	4
Amortization of patent rights	40	8	81	25
Depreciation and Amortization	$ 168	$ 39	$ 403	$ 89